Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Summary of total revenues

For the years ended December 31	2023	2022
Revenue from contracts with customers
Streaming and related interests
Gold	$74,743	$50,222
Silver	74,275	61,051
Other	8,139	10,301
Royalty Interests	46,867	28,705
Revenue – other	—	1,606
Total revenues	$204,024	$151,885

For the years ended December 31	2023	2022
Revenue from contracts with customers
Streaming and related interests
Cerro Lindo	$45,602	$46,742
Northparkes	28,337	25,316
Altan Tsagaan Ovoo	19,030	15,503
RBPlat	12,487	13,817
Moss	12,071	—
Buriticá	11,352	9,150
Auramet	9,794	—
Renard	7,735	9,437
La Colorada	5,149	—
Other	5,600	1,609
	$157,157	$121,574
Royalty Interests
Fosterville	$9,923	$15,275
Beta Hunt	9,498	—
Young-Davidson	5,218	5,602
Camino Rojo	4,459	—
Florida Canyon	4,098	—
Dargues	3,094	4,218
Agbaou	2,570	—
Stawell	1,621	1,269
Other	6,386	2,341
	$46,867	$28,705
Revenue from contracts with customers	$204,024	$150,279
Revenue – other	$—	$1,606
Total revenues	$204,024	$151,885